UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2015

LEGG MASON BW

DIVERSIFIED

LARGE CAP

VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Diversified Large Cap Value Fund for the six-month reporting period ended March 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

II	Legg Mason BW Diversified Large Cap Value Fund

Investment commentary

Economic review

The U.S. economy continued to expand, but the pace sharply decelerated during the six months ended March 31, 2015 (the “reporting period”). The U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was 5.0%, its strongest reading since the third quarter of 2003. This was driven by contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment and government spending. However, fourth quarter 2014 GDP growth was a modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. After the reporting period ended, the U.S. Department of Commerce reported that its initial estimate for first quarter 2015 GDP growth was 0.2%. Slower growth was attributed to a number of factors, including a deceleration in PCE and downturns in exports, nonresidential fixed investment and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 57.9 in October 2014, the PMI generally decelerated over much of the reporting period and the PMI was 51.5 in March 2015.

The labor market was largely a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. After ticking up to 5.8% in November 2014, unemployment generally declined during the remainder of the reporting period and was 5.5% in March 2015, equaling its lowest level since May 2008.

Legg Mason BW Diversified Large Cap Value Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed also ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on April 29, 2015, after the reporting period ended, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors … The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated positive results over the six months ended March 31, 2015. Stocks got off to a solid start as they rallied sharply in October and November 2014, given signs that the economy was gaining momentum and corporate profits often exceeded expectations. After treading water in December, the market declined in January 2015. This setback was triggered by several flights to quality due to concerns over global growth and geopolitical issues. The market then rallied sharply in February given strong investor risk appetite, but weakened again in March. All told, for the six months ended March 31, 2015, the S&P 500 Indexv gained 5.93%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvi returning 14.46% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, returned 6.55% and mid-cap stocks, as measured by the Russell Midcap Indexviii rose 10.13%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.43% and 4.77%, respectively, during the six months ended March 31, 2015.

Performance review

For the six months ended March 31, 2015, Class A shares of Legg Mason BW Diversified Large Cap Value Fund, excluding sales charges, returned 3.48%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexxi, returned 4.22% for the same period. The Lipper Large-Cap Value Funds Category Average1 returned 3.79% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 537 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Legg Mason BW Diversified Large Cap Value Fund

Performance Snapshot as of March 31, 2015 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Diversified Large Cap Value Fund:
Class A	3.48%
Class A2	3.35%
Class C	3.01%
Class R	3.35%
Class I	3.55%
Class IS	3.62%
Russell 1000 Value Index	4.22%
Lipper Large-Cap Value Funds Category Average[1]	3.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2015, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 1.37%, 1.60%, 2.14%, 1.51%, 1.00% and 0.81%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the total annual operating expenses of Class IS shares will not exceed those of Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that the ratio of expenses, to average net assets is not expected to exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.85% for Class C shares, 1.35% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements are expected to

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 537 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason BW Diversified Large Cap Value Fund	V

Investment commentary (cont’d)

continue until December 31, 2016 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

RISKS: Equity securities are subject to market fluctuations. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason BW Diversified Large Cap Value Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Legg Mason BW Diversified Large Cap Value Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2015 and September 30, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2014 and held for the six months ended March 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.48%	$1,000.00	$1,034.80	1.10%	$5.58	Class A	5.00%	$1,000.00	$1,019.45	1.10%	$5.54
Class A2	3.35	1,000.00	1,033.50	1.30	6.59	Class A2	5.00	1,000.00	1,018.45	1.30	6.54
Class C	3.01	1,000.00	1,030.10	1.85	9.36	Class C	5.00	1,000.00	1,015.71	1.85	9.30
Class R	3.35	1,000.00	1,033.50	1.35	6.84	Class R	5.00	1,000.00	1,018.20	1.35	6.79
Class I	3.55	1,000.00	1,035.50	0.85	4.31	Class I	5.00	1,000.00	1,020.69	0.85	4.28
Class IS	3.62	1,000.00	1,036.20	0.80	4.06	Class IS	5.00	1,000.00	1,020.94	0.80	4.03

2	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

[1]	For the six months ended March 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2015

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Common Stocks — 99.5%
Consumer Discretionary — 8.0%
Auto Components — 0.6%
Johnson Controls Inc.	71,900	$3,626,636
Lear Corp.	9,100	1,008,462
Total Auto Components		4,635,098
Automobiles — 0.6%
Ford Motor Co.	267,300	4,314,222
Harley-Davidson Inc.	11,300	686,362
Total Automobiles		5,000,584
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	46,200	2,210,208
Hyatt Hotels Corp., Class A Shares	3,600	213,192	*
McDonald’s Corp.	75,000	7,308,000
Royal Caribbean Cruises Ltd.	17,300	1,416,005
Wyndham Worldwide Corp.	6,600	597,102
Total Hotels, Restaurants & Leisure		11,744,507
Household Durables — 0.6%
Garmin Ltd.	12,900	613,008
Lennar Corp., Class A Shares	13,500	699,435
Newell Rubbermaid Inc.	30,300	1,183,821
PulteGroup Inc.	28,500	633,555
Toll Brothers Inc.	13,700	538,958	*
Whirlpool Corp.	5,600	1,131,536
Total Household Durables		4,800,313
Leisure Products — 0.1%
Hasbro Inc.	13,100	828,444
Media — 2.7%
CBS Corp., Class B Shares	32,400	1,964,412
DIRECTV	57,000	4,850,700	*
Gannett Co. Inc.	23,800	882,504
News Corp., Class A Shares	29,800	477,098	*
Omnicom Group Inc.	23,200	1,809,136
Time Warner Inc.	150,600	12,716,664
Total Media		22,700,514
Multiline Retail — 1.1%
Dillard’s Inc., Class A Shares	2,900	395,879
Kohl’s Corp.	22,800	1,784,100
Macy’s Inc.	82,300	5,342,093
Nordstrom Inc.	17,100	1,373,472
Total Multiline Retail		8,895,544

See Notes to Financial Statements.

4	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Specialty Retail — 0.8%
AutoNation Inc.	10,100	$649,733	*
AutoZone Inc.	3,300	2,251,128	*
Bed Bath & Beyond Inc.	14,400	1,105,560	*
Foot Locker Inc.	10,900	686,700
GameStop Corp., Class A Shares	5,800	220,168
Gap Inc.	32,700	1,416,891
Penske Automotive Group Inc.	9,700	499,453
Staples Inc.	15,400	250,789
Total Specialty Retail		7,080,422
Textiles, Apparel & Luxury Goods — 0.1%
Coach Inc.	21,500	890,745
Fossil Group Inc.	3,400	280,330	*
Total Textiles, Apparel & Luxury Goods		1,171,075
Total Consumer Discretionary		66,856,501
Consumer Staples — 6.2%
Beverages — 0.2%
Coca-Cola Enterprises Inc.	28,100	1,242,020
Food & Staples Retailing — 2.9%
Wal-Mart Stores Inc.	299,700	24,650,325
Food Products — 1.4%
Archer-Daniels-Midland Co.	69,600	3,299,040
Bunge Ltd.	13,000	1,070,680
Campbell Soup Co.	24,300	1,131,165
General Mills Inc.	66,200	3,746,920
Ingredion Inc.	5,500	428,010
J.M. Smucker Co.	1,710	197,898
Kellogg Co.	27,700	1,826,815
Pilgrim’s Pride Corp.	20,300	458,577
Total Food Products		12,159,105
Household Products — 0.6%
Energizer Holdings Inc.	6,500	897,325
Kimberly-Clark Corp.	39,600	4,241,556
Total Household Products		5,138,881
Tobacco — 1.1%
Philip Morris International Inc.	120,900	9,107,397
Total Consumer Staples		52,297,728
Energy — 6.5%
Energy Equipment & Services — 0.2%
Baker Hughes Inc.	31,300	1,990,054

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2015

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.3%
Chevron Corp.	97,600	$10,246,048
Cimarex Energy Co.	2,200	253,198
Devon Energy Corp.	42,300	2,551,113
EOG Resources Inc.	13,800	1,265,322
Exxon Mobil Corp.	322,100	27,378,500
Marathon Petroleum Corp.	21,400	2,191,146
Phillips 66	64,100	5,038,260
Tesoro Corp.	6,900	629,901
Valero Energy Corp.	50,100	3,187,362
Total Oil, Gas & Consumable Fuels		52,740,850
Total Energy		54,730,904
Exchange-Traded Funds — 1.0%
iShares Trust — iShares Russell 1000 Value Index Fund	81,500	8,401,020
Financials — 27.2%
Banks — 12.8%
Bank of America Corp.	1,126,200	17,332,218
Citigroup Inc.	236,700	12,194,784
Comerica Inc.	18,700	843,931
Commerce Bancshares Inc.	11,005	465,732
Fifth Third Bancorp	89,500	1,687,075
Huntington Bancshares Inc.	86,700	958,035
JPMorgan Chase & Co.	429,800	26,037,284
KeyCorp	95,700	1,355,112
PNC Financial Services Group Inc.	55,000	5,128,200
Regions Financial Corp.	146,700	1,386,315
SunTrust Banks Inc.	55,400	2,276,386
U.S. Bancorp	172,300	7,524,341
Wells Fargo & Co.	556,400	30,268,160
Total Banks		107,457,573
Capital Markets — 4.9%
Ameriprise Financial Inc.	20,600	2,695,304
Bank of New York Mellon Corp.	120,700	4,856,968
BlackRock Inc.	16,800	6,146,112
Eaton Vance Corp.	9,200	383,088
Franklin Resources Inc.	66,200	3,397,384
Goldman Sachs Group Inc.	47,000	8,834,590
Invesco Ltd.	46,400	1,841,616
Morgan Stanley	205,500	7,334,295
Northern Trust Corp.	21,400	1,490,510

See Notes to Financial Statements.

6	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Capital Markets — continued
State Street Corp.	32,200	$2,367,666
T. Rowe Price Group Inc.	20,300	1,643,894
Total Capital Markets		40,991,427
Consumer Finance — 2.0%
American Express Co.	112,600	8,796,312
Capital One Financial Corp.	52,100	4,106,522
Discover Financial Services	50,100	2,823,135
Navient Corp.	41,600	845,728
Total Consumer Finance		16,571,697
Diversified Financial Services — 0.3%
Nasdaq OMX Group Inc.	13,200	672,408
Principal Financial Group Inc.	31,100	1,597,607
Voya Financial Inc.	17,800	767,358
Total Diversified Financial Services		3,037,373
Insurance — 7.1%
ACE Ltd.	35,400	3,946,746
AFLAC Inc.	34,200	2,189,142
Alleghany Corp.	1,900	925,300	*
Allstate Corp.	48,700	3,465,979
American Financial Group Inc.	21,900	1,404,885
American International Group Inc.	154,000	8,437,660
Arch Capital Group Ltd.	9,800	603,680	*
Assurant Inc.	8,100	497,421
Assured Guaranty Ltd.	13,300	350,987
Axis Capital Holdings Ltd.	5,200	268,216
Chubb Corp.	66,500	6,723,150
Cincinnati Financial Corp.	11,300	602,064
Everest Re Group Ltd.	5,100	887,400
Hartford Financial Services Group Inc.	32,800	1,371,696
HCC Insurance Holdings Inc.	14,500	821,715
Lincoln National Corp.	28,100	1,614,626
Loews Corp.	29,200	1,192,236
Markel Corp.	1,100	845,856	*
MetLife Inc.	87,300	4,413,015
PartnerRe Ltd.	5,600	640,248
Progressive Corp.	45,900	1,248,480
Prudential Financial Inc.	48,700	3,911,097
Reinsurance Group of America Inc.	9,100	848,029
Torchmark Corp.	37,000	2,032,040

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2015

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Insurance — continued
Travelers Cos. Inc.	80,400	$8,693,652
Unum Group	27,400	924,202
W.R. Berkley Corp.	9,800	494,998
XL Group PLC	13,500	496,800
Total Insurance		59,851,320
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp Inc.	46,400	776,272
People’s United Financial Inc.	24,000	364,800
Total Thrifts & Mortgage Finance		1,141,072
Total Financials		229,050,462
Health Care — 14.2%
Biotechnology — 2.9%
Amgen Inc.	78,700	12,580,195
Gilead Sciences Inc.	116,200	11,402,706	*
Total Biotechnology		23,982,901
Health Care Equipment & Supplies — 1.0%
Baxter International Inc.	36,400	2,493,400
St. Jude Medical Inc.	29,900	1,955,460
Zimmer Holdings Inc.	34,700	4,077,944
Total Health Care Equipment & Supplies		8,526,804
Health Care Providers & Services — 3.6%
Aetna Inc.	27,400	2,918,922
Anthem Inc.	31,500	4,863,915
CIGNA Corp.	29,500	3,818,480
HCA Holdings Inc.	33,200	2,497,636	*
Humana Inc.	16,100	2,866,122
Quest Diagnostics Inc.	10,000	768,500
UnitedHealth Group Inc.	107,000	12,657,030
Total Health Care Providers & Services		30,390,605
Pharmaceuticals — 6.7%
Johnson & Johnson	216,900	21,820,140
Merck & Co. Inc.	306,100	17,594,628
Pfizer Inc.	478,900	16,660,931
Total Pharmaceuticals		56,075,699
Total Health Care		118,976,009
Industrials — 13.2%
Aerospace & Defense — 4.7%
Boeing Co.	54,600	8,194,368
General Dynamics Corp.	39,900	5,415,627

See Notes to Financial Statements.

8	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Aerospace & Defense — continued
Honeywell International Inc.	63,900	$6,665,409
Huntington Ingalls Industries Inc.	3,200	448,480
L-3 Communications Holdings Inc.	9,800	1,232,742
Lockheed Martin Corp.	34,400	6,981,824
Northrop Grumman Corp.	31,800	5,118,528
Raytheon Co.	34,400	3,758,200
Rockwell Collins Inc.	13,900	1,342,045
Total Aerospace & Defense		39,157,223
Air Freight & Logistics — 0.0%
Ryder System Inc.	4,100	389,049
Airlines — 0.5%
Alaska Air Group Inc.	14,900	986,082
Delta Air Lines Inc.	64,300	2,890,928
Total Airlines		3,877,010
Building Products — 0.1%
Owens Corning Inc.	9,200	399,280
Commercial Services & Supplies — 0.1%
ADT Corp.	11,600	481,632
Pitney Bowes Inc.	9,500	221,540
Total Commercial Services & Supplies		703,172
Electrical Equipment — 0.8%
Eaton Corp. PLC	32,600	2,214,844
Emerson Electric Co.	66,900	3,787,878
Rockwell Automation Inc.	9,400	1,090,306
Total Electrical Equipment		7,093,028
Industrial Conglomerates — 4.5%
General Electric Co.	1,153,100	28,608,411
Textron Inc.	19,100	846,703
United Technologies Corp.	70,800	8,297,760
Total Industrial Conglomerates		37,752,874
Machinery — 1.5%
Cummins Inc.	16,800	2,329,152
Deere & Co.	27,000	2,367,630
Ingersoll-Rand PLC	18,500	1,259,480
Lincoln Electric Holdings Inc.	6,000	392,340
PACCAR Inc.	27,600	1,742,664
Parker Hannifin Corp.	14,900	1,769,822
Snap-on Inc.	6,500	955,890

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2015

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Machinery — continued
Stanley Black & Decker Inc.	16,200	$1,544,832
Xylem Inc.	14,100	493,782
Total Machinery		12,855,592
Professional Services — 0.1%
Dun & Bradstreet Corp.	4,400	564,784
Manpowergroup Inc.	6,200	534,130
Total Professional Services		1,098,914
Road & Rail — 0.9%
AMERCO	1,500	495,600
CSX Corp.	107,400	3,557,088
Norfolk Southern Corp.	33,600	3,458,112
Total Road & Rail		7,510,800
Total Industrials		110,836,942
Information Technology — 17.3%
Communications Equipment — 1.5%
Brocade Communications Systems Inc.	32,900	390,359
Cisco Systems Inc.	398,200	10,960,455
Harris Corp.	11,600	913,616
Juniper Networks Inc.	31,800	718,044
Total Communications Equipment		12,982,474
Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics Inc.	11,200	684,880	*
Avnet Inc.	21,500	956,750
Corning Inc.	152,300	3,454,164
Total Electronic Equipment, Instruments & Components		5,095,794
IT Services — 1.0%
Accenture PLC, Class A Shares	46,700	4,375,323
Computer Sciences Corp.	15,000	979,200
Teradata Corp.	11,600	512,024	*
Western Union Co.	40,700	846,967
Xerox Corp.	128,900	1,656,365
Total IT Services		8,369,879
Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	369,400	11,551,138
Lam Research Corp.	12,400	870,914
NVIDIA Corp.	60,600	1,268,055
Xilinx Inc.	20,400	862,920
Total Semiconductors & Semiconductor Equipment		14,553,027

See Notes to Financial Statements.

10	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

Legg Mason BW Diversified Large Cap Value Fund

Security	Shares	Value
Software — 5.1%
CA Inc.	34,500	$1,125,045
Microsoft Corp.	639,900	26,015,134
Oracle Corp.	340,600	14,696,890
Symantec Corp.	30,400	710,296
Total Software		42,547,365
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	394,400	49,075,192
EMC Corp.	138,400	3,537,504
Hewlett-Packard Co.	200,700	6,253,812
NetApp Inc.	24,300	861,678
Western Digital Corp.	24,000	2,184,240
Total Technology Hardware, Storage & Peripherals		61,912,426
Total Information Technology		145,460,965
Materials — 3.1%
Chemicals — 2.2%
Celanese Corp., Series A Shares	16,300	910,518
CF Industries Holdings Inc.	3,700	1,049,616
Dow Chemical Co.	90,300	4,332,594
E.I. du Pont de Nemours & Co.	78,500	5,610,395
LyondellBasell Industries NV, Class A Shares	58,400	5,127,520
Mosaic Co.	27,200	1,252,832
Valspar Corp.	6,400	537,792
Total Chemicals		18,821,267
Containers & Packaging — 0.5%
Avery Dennison Corp.	7,300	386,243
Ball Corp.	10,200	720,528
Bemis Co. Inc.	11,200	518,672
Crown Holdings Inc.	14,700	794,094	*
MeadWestvaco Corp.	12,800	638,336
Packaging Corp. of America	7,700	602,063
Rock-Tenn Co., Class A Shares	3,400	219,300
Sonoco Products Co.	11,200	509,152
Total Containers & Packaging		4,388,388
Metals & Mining — 0.2%
Nucor Corp.	24,900	1,183,497
Paper & Forest Products — 0.2%
International Paper Co.	33,000	1,831,170
Total Materials		26,224,322

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2015

Legg Mason BW Diversified Large Cap Value Fund

Security		Shares	Value
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
CenturyLink Inc.		38,900	$1,343,995
Utilities — 2.6%
Electric Utilities — 1.6%
American Electric Power Co. Inc.		38,200	2,148,750
Duke Energy Corp.		55,200	4,238,256
Edison International		25,400	1,586,738
Eversource Energy		28,400	1,434,768
Exelon Corp.		63,900	2,147,679
FirstEnergy Corp.		18,500	648,610
Great Plains Energy Inc.		10,400	277,472
Pinnacle West Capital Corp.		8,600	548,250
Total Electric Utilities			13,030,523
Gas Utilities — 0.1%
UGI Corp.		13,500	439,965
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.		78,100	1,003,585
Multi-Utilities — 0.7%
Alliant Energy Corp.		11,700	737,100
Ameren Corp.		24,700	1,042,340
Consolidated Edison Inc.		22,800	1,390,800
DTE Energy Co.		12,200	984,418
OGE Energy Corp.		10,300	325,583
Public Service Enterprise Group Inc.		41,300	1,731,296
Total Multi-Utilities			6,211,537
Water Utilities — 0.1%
American Water Works Co. Inc.		14,700	796,887
Total Utilities			21,482,497
Total Investments before Short-Term Investments (Cost — $634,224,250)			835,661,345

	Rate
Short-Term Investments — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $5,249,995)	0.097%	5,249,995	5,249,995
Total investments — 100.1% (Cost — $639,474,245#)			840,911,340
Liabilities in Excess of Other Assets — (0.1)%			(516,961)
Total Net Assets — 100.0%			$840,394,379

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2015

Assets:
Investments, at value (Cost — $639,474,245)	$840,911,340
Cash	2,144
Receivable for securities sold	30,811,919
Dividends and interest receivable	1,362,240
Receivable for Fund shares sold	544,711
Prepaid expenses	53,637
Total Assets	873,685,991

Liabilities:
Payable for securities purchased	32,227,345
Investment management fee payable	536,403
Payable for Fund shares repurchased	444,864
Trustees’ fees payable	8,690
Service and/or distribution fees payable	2,470
Accrued expenses	71,840
Total Liabilities	33,291,612
Total Net Assets	$840,394,379

Net Assets:
Par value (Note 7)	$436
Paid-in capital in excess of par value	620,059,122
Undistributed net investment income	3,250,677
Accumulated net realized gain on investments	15,647,049
Net unrealized appreciation on investments	201,437,095
Total Net Assets	$840,394,379

Shares Outstanding:
Class A	133,421
Class A2	434,226
Class C	12,696
Class R	600
Class I	956,677
Class IS	42,051,078

Net Asset Value:
Class A (and redemption price)	$19.25
Class A2 (and redemption price)	$19.17
Class C*	$19.18
Class R (and redemption price)	$19.26
Class I (and redemption price)	$19.27
Class IS (and redemption price)	$19.28
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$20.42
Class A2 (based on maximum initial sales charge of 5.75%)	$20.34

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended March 31, 2015

Investment Income:
Dividends	$9,887,303
Interest	2,332
Total Investment Income	9,889,635

Expenses:
Investment management fee (Note 2)	3,135,610
Registration fees	44,854
Legal fees	38,777
Fund accounting fees	37,538
Trustees’ fees	35,710
Transfer agent fees (Note 5)	20,580
Audit and tax fees	16,233
Shareholder reports	14,864
Service and/or distribution fees (Notes 2 and 5)	13,874
Insurance	6,939
Custody fees	5,063
Fees recaptured by investment manager (Note 2)	904
Miscellaneous expenses	5,432
Total Expenses	3,376,378
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(4,182)
Net Expenses	3,372,196
Net Investment Income	6,517,439

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain from Investment Transactions	23,105,925
Change in Net Unrealized Appreciation (Depreciation) from Investments	582,310
Net Gain on Investments	23,688,235
Increase in Net Assets from Operations	$30,205,674

See Notes to Financial Statements.

14	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2015 (unaudited) and the Year Ended September 30, 2014	2015	2014

Operations:
Net investment income	$6,517,439	$10,678,398
Net realized gain	23,105,925	53,937,338
Change in net unrealized appreciation (depreciation)	582,310	65,420,313
Increase in Net Assets from Operations	30,205,674	130,036,049

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(10,000,046)	(9,000,038)
Net realized gains	(61,333,553)	(32,437,086)
Decrease in Net Assets from Distributions to Shareholders	(71,333,599)	(41,437,124)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	63,589,154	127,999,035
Reinvestment of distributions	71,171,502	41,375,532
Cost of shares repurchased	(71,366,796)	(109,569,974)
Increase in Net Assets from Fund Share Transactions	63,393,860	59,804,593
Increase in Net Assets	22,265,935	148,403,518

Net Assets:
Beginning of period	818,128,444	669,724,926
End of period*	$840,394,379	$818,128,444
*Includesundistributed net investment income of:	$3,250,677	$6,733,284

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	15

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012	2011	2010[3]

Net asset value, beginning of period	$20.30	$18.11	$16.13	$12.65	$12.52	$12.00

Income from operations:
Net investment income	0.12	0.21	0.22	0.20	0.15	0.02
Net realized and unrealized gain	0.57	3.05	2.62	3.55	0.02	0.50
Total income from operations	0.69	3.26	2.84	3.75	0.17	0.52

Less distributions from:
Net investment income	(0.21)	(0.20)	(0.30)	(0.09)	(0.02)	—
Net realized gains	(1.53)	(0.87)	(0.56)	(0.18)	(0.02)	—
Total distributions	(1.74)	(1.07)	(0.86)	(0.27)	(0.04)	—

Net asset value, end of period	$19.25	$20.30	$18.11	$16.13	$12.65	$12.52
Total return[4]	3.48%	18.70%	18.62%	30.03%	1.35%	4.33%

Net assets, end of period (000s)	$2,568	$2,709	$3,093	$656	$156	$104

Ratios to average net assets:
Gross expenses	1.26%[5]	1.36%	1.45%	1.38%[6]	1.43%[6]	2.19%[5]
Net expenses[7,8,9]	1.10 [5,10]	1.10 [10]	1.10 [10]	1.22 [6,10]	1.30 [6]	1.27 [5]
Net investment income	1.27 [5]	1.11	1.30	1.31	1.10	1.98 [5]

Portfolio turnover rate	30%	47%	53%	38%	59%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period September 7, 2010 (inception date) to September 30, 2010.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2016, but may be terminated at any time by the manager.

See Notes to Financial Statements.

16	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2015[2]	2014	2013[3]

Net asset value, beginning of period	$20.23	$18.07	$15.96

Income from operations:
Net investment income	0.11	0.19	0.17
Net realized and unrealized gain	0.55	3.03	2.82
Total income from operations	0.66	3.22	2.99

Less distributions from:
Net investment income	(0.19)	(0.19)	(0.32)
Net realized gains	(1.53)	(0.87)	(0.56)
Total distributions	(1.72)	(1.06)	(0.88)

Net asset value, end of period	$19.17	$20.23	$18.07
Total return[4]	3.35%	18.48%	19.77%

Net assets, end of period (000s)	$8,324	$4,616	$1,276

Ratios to average net assets:
Gross expenses	1.32%[5,6]	1.59%	1.26%[5]
Net expenses[7,8,9,10]	1.30 [5,6]	1.30	1.26 [5]
Net investment income	1.11 [5]	0.95	1.08 [5]

Portfolio turnover rate	30%	47%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period October 31, 2012 (inception date) to September 30, 2013.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement is expected to continue until December 31, 2016, but may be terminated at any time by the manager.

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012	2011	2010[3]

Net asset value, beginning of period	$20.23	$17.99	$16.00	$12.56	$12.52	$12.00

Income from operations:
Net investment income	0.05	0.08	0.10	0.09	0.05	0.01
Net realized and unrealized gain	0.55	3.03	2.61	3.53	0.01	0.51
Total income from operations	0.60	3.11	2.71	3.62	0.06	0.52

Less distributions from:
Net investment income	(0.12)	—	(0.16)	—	—	—
Net realized gains	(1.53)	(0.87)	(0.56)	(0.18)	(0.02)	—
Total distributions	(1.65)	(0.87)	(0.72)	(0.18)	(0.02)	—

Net asset value, end of period	$19.18	$20.23	$17.99	$16.00	$12.56	$12.52
Total return[4]	3.01%	17.82%	17.77%	29.09%	0.50%	4.33%

Net assets, end of period (000s)	$243	$653	$204	$177	$71	$104

Ratios to average net assets:
Gross expenses	2.07%[5,6]	2.13%	2.17%	2.11%[6]	2.18%[6]	2.94%[5]
Net expenses[7,8,9]	1.85 [5,6,10]	1.85 [10]	1.85 [10]	1.99 [6,10]	2.05 [6]	2.02 [5]
Net investment income	0.47 [5]	0.41	0.61	0.62	0.33	1.23 [5]

Portfolio turnover rate	30%	47%	53%	38%	59%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period September 7, 2010 (inception date) to September 30, 2010.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2016, but may be terminated at any time by the manager.

See Notes to Financial Statements.

18	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$20.27	$18.13

Income from operations:
Net investment income	0.10	0.13
Net realized and unrealized gain	0.57	2.01
Total income from operations	0.67	2.14

Less distributions from:
Net investment income	(0.15)	—
Net realized gains	(1.53)	—
Total distributions	(1.68)	—

Net asset value, end of period	$19.26	$20.27
Total return[4]	3.35%	11.80%

Net assets, end of period (000s)	$12	$11

Ratios to average net assets:
Gross expenses[5]	1.49%	1.50%
Net expenses[5,6,7,8,9]	1.35	1.35
Net investment income[5]	1.02	1.02

Portfolio turnover rate	30%	47%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period January 31, 2014 (inception date) to September 30, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2016, but may be terminated at any time by the manager.

[10]	For the year ended September 30, 2014.

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2015[2]	2014	2013	2012	2011	2010[3]

Net asset value, beginning of period	$20.34	$18.13	$16.13	$12.65	$12.53	$12.00

Income from operations:
Net investment income	0.15	0.26	0.27	0.24	0.20	0.02
Net realized and unrealized gain	0.56	3.06	2.61	3.56	0.00 [4]	0.51
Total income from operations	0.71	3.32	2.88	3.80	0.20	0.53

Less distributions from:
Net investment income	(0.25)	(0.24)	(0.32)	(0.14)	(0.06)	—
Net realized gains	(1.53)	(0.87)	(0.56)	(0.18)	(0.02)	—
Total distributions	(1.78)	(1.11)	(0.88)	(0.32)	(0.08)	—

Net asset value, end of period	$19.27	$20.34	$18.13	$16.13	$12.65	$12.53
Total return[5]	3.55%	18.95%	18.99%	30.45%	1.62%	4.42%

Net assets, end of period (000s)	$18,439	$13,845	$3,978	$3,015	$65	$105

Ratios to average net assets:
Gross expenses	0.86%[6,7]	0.99%	1.08%[7]	0.94%[7]	1.18%[7]	1.94%[6]
Net expenses[8,9,10]	0.85 [6,7,11]	0.85 [11]	0.85 [7,11]	0.88 [7,11]	0.95 [7]	0.92 [6]
Net investment income	1.51 [6]	1.36	1.60	1.60	1.43	2.33 [6]

Portfolio turnover rate	30%	47%	53%	38%	59%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period September 7, 2010 (inception date) to September 30, 2010.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement is expected to continue until December 31, 2016, but may be terminated at any time by the manager.

See Notes to Financial Statements.

20	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2015[2]	2014	2013	2012	2011	2010[3]

Net asset value, beginning of period	$20.34	$18.14	$16.13	$12.65	$12.53	$12.00

Income from operations:
Net investment income	0.15	0.27	0.27	0.26	0.22	0.02
Net realized and unrealized gain	0.57	3.04	2.62	3.55	0.00 [4]	0.51
Total income from operations	0.72	3.31	2.89	3.81	0.22	0.53

Less distributions from:
Net investment income	(0.25)	(0.24)	(0.32)	(0.15)	(0.08)	—
Net realized gains	(1.53)	(0.87)	(0.56)	(0.18)	(0.02)	—
Total distributions	(1.78)	(1.11)	(0.88)	(0.33)	(0.10)	—

Net asset value, end of period	$19.28	$20.34	$18.14	$16.13	$12.65	$12.53
Total return[5]	3.62%	18.99%	18.98%	30.58%	1.72%	4.42%

Net assets, end of period (000s)	$810,808	$796,294	$661,174	$515,481	$439,678	$122,063

Ratios to average net assets:
Gross expenses	0.80%[6]	0.81%[7]	0.84%[7]	0.84%[7]	0.94%[7]	1.70%[6]
Net expenses[8,9]	0.80 [6]	0.81 [7]	0.84 [7]	0.84 [7]	0.85 [7,10]	0.82 [6,10]
Net investment income	1.57 [6]	1.40	1.61	1.78	1.58	2.40 [6]

Portfolio turnover rate	30%	47%	53%	38%	59%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period September 7, 2010 (inception date) to September 30, 2010.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

22	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$835,661,345	—	—	$835,661,345
Short-term investments†	5,249,995	—	—	5,249,995
Total investments	$840,911,340	—	—	$840,911,340

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized

24	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s investment adviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. LMPFA pays Brandywine Global 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A, Class A2, Class C, Class R, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.55%, 0.95% and 0.85%, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses

26	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A, Class A2, Class C, Class R and Class I shares did not exceed 1.10%, 1.30%, 1.85%, 1.35% and 0.85%, respectively. These arrangements are expected to continue until December 31, 2016, but may be terminated at any time by the investment manager.

During the six months ended March 31, 2015, fees waived and/or expenses reimbursed amounted to $4,182.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2015, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class R	Class I
Expires September 30, 2015	$458	—	$141	—	—
Expires September 30, 2016	5,705	—	601	—	$9,231
Expires September 30, 2017	5,143	$6,997	807	$11	6,502
Expires September 30, 2018	2,159	791	480	8	744
Total fee waivers/expense reimbursements subject to recapture	$13,465	$7,788	$2,029	$19	$16,477

For the six months ended March 31, 2015, LMPFA recaptured $348, $22 and $534 for Class A2, Class C and Class I shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2015, LMIS and its affiliates retained sales charges of $2,181 and $19,876 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended March 31, 2015, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$313

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

During the reporting period, all officers and two Trustees of the Trust were employees of Legg Mason or its affiliates and did not receive compensation from the Trust.

As of March 31, 2015, Legg Mason and its affiliates owned 47% of the Fund.

3. Investments

During the six months ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$262,971,114
Sales	253,616,971

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$211,450,297
Gross unrealized depreciation	(10,013,202)
Net unrealized appreciation	$201,437,095

4. Derivative instruments and hedging activities

During the six months ended March 31, 2015, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays distribution and/or service fees with respect to its Class A, Class A2, Class C and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

28	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

For the six months ended March 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$3,346	$2,850
Class A2	8,279	8,652
Class C	2,220	582
Class R	29	12
Class I	—	5,360
Class IS	—	3,124
Total	$13,874	$20,580

For the six months ended March 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,159
Class A2	791
Class C	480
Class R	8
Class I	744
Class IS	—
Total	$4,182

6. Distributions to shareholders by class

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Net Investment Income:
Class A	$26,377	$31,378
Class A2	60,506	15,965
Class C	3,894	—
Class R	81	—	*
Class I	241,891	49,445
Class IS	9,667,297	8,903,250
Total	$10,000,046	$9,000,038

Net Realized Gains:
Class A	$191,656	$135,588
Class A2	475,174	74,365
Class C	49,547	6,503
Class R	844	—	*
Class I	1,494,281	182,196
Class IS	59,122,051	32,038,434
Total	$61,333,553	$32,437,086

*	For the period January 31, 2014 (inception date) to September 30, 2014.

Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At March 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares		Amount
Class A
Shares sold	15,502	$303,932	111,851		$2,169,769
Shares issued on reinvestment	11,401	217,650	9,149		166,967
Shares repurchased	(26,916)	(538,868)	(158,300)		(2,940,239)
Net decrease	(13)	$(17,286)	(37,300)		$(603,503)

Class A2
Shares sold	212,243	$4,188,968	179,571		$3,511,519
Shares issued on reinvestment	28,150	535,681	4,960		90,330
Shares repurchased	(34,358)	(678,124)	(26,968)		(521,147)
Net increase	206,035	$4,046,525	157,563		$3,080,702

Class C
Shares sold	2,318	$45,170	26,716		$532,504
Shares issued on reinvestment	2,801	53,441	356		6,503
Shares repurchased	(24,717)	(486,633)	(6,104)		(116,975)
Net increase (decrease)	(19,598)	$(388,022)	20,968		$422,032

Class R
Shares sold	—	—	552	*	$10,000	*
Shares issued on reinvestment	48	$925	—	*	—	*
Net increase	48	$925	552	*	$10,000	*

Class I
Shares sold	438,775	$8,750,231	502,793		$10,123,068
Shares issued on reinvestment	82,389	1,574,457	9,323		170,049
Shares repurchased	(245,193)	(4,793,010)	(50,804)		(986,540)
Net increase	275,971	$5,531,678	461,312		$9,306,577

Class IS
Shares sold	2,570,414	$50,300,853	5,815,622		$111,652,175
Shares issued on reinvestment	3,599,652	68,789,348	2,244,610		40,941,683
Shares repurchased	(3,260,871)	(64,870,161)	(5,370,849)		(105,005,073)
Net increase	2,909,195	$54,220,040	2,689,383		$47,588,785

*	For the period January 31, 2014 (inception date) to September 30, 2014.

30	Legg Mason BW Diversified Large Cap Value Fund 2015 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At its November 2014 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Advisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Adviser”). (The Management Agreement and the Advisory Agreement are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 9, 2014, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At the October meeting the Independent Trustees received a presentation from senior Fund management and reviewed and evaluated the information management provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2014 meeting, reviewed and evaluated supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session held on November 6, 2014.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Adviser, under the Management Agreement and Advisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Adviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Adviser, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the

Legg Mason BW Diversified Large Cap Value Fund	31

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Adviser and the oversight provided by the Manager. The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies regarding soft dollars, the existence of quality controls applicable to brokerage allocation procedures and the benefits the Adviser derives from soft dollars.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Lipper data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its peer group and benchmark, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted the Fund’s outperformance for Class IS Shares, placing it in the second and first quintiles, respectively, for the one- and three-year periods ended June 30, 2014. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the fee to the Adviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and the Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Adviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

32	Legg Mason BW Diversified Large Cap Value Fund

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, sets out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same asset class, including subadvisory relationships with unaffiliated registered investment companies.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Lipper, as comparable to the Fund and a broader universe of funds also selected by Lipper. With respect to the Fund, the Board noted that the Contractual Management Fee was competitive (third quintile), the Actual Management Fee was higher than median (fourth quintile) and that actual expenses for the Class IS Shares, although slightly higher than the expense group median, were lower than the Lipper expense universe average.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2014 and which corresponds to Legg Mason’s fiscal year end. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Given the asset size of the Fund and the complex and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

Legg Mason BW Diversified Large Cap Value Fund	33

Legg Mason BW

Diversified Large Cap Value Fund

Trustees

Kenneth D. Fuller

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Diversified Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Diversified Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Diversified Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013521 5/15 SR15-2483

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015